Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

On April 14, 2014, the Company received $1,522,500 from the second tranche of the 2014 Financing Transactions. The Company issued 1,522,500 units consisting of one share of common stock and one warrant to purchase common stock (see Note 2). The terms of the warrants are similar to those issued in the first tranche of the 2014 Financing Transactions (see Note 7).

11. Subsequent Events

Between March 7 and April 14, 2014, the Company issued an aggregate of 4,420,530 shares of common stock and warrants to acquire 4,420,530 shares of the Company’s common stock in settlement of indebtedness of $2,408,030 and cash consideration of $2,012,500. The warrants entitle the holders thereof to purchase up to an aggregate of 4,420,530 shares of common stock at an initial exercise price of $1.00 per share. The warrants are immediately exerciseable.

On March 17, 2014, the Company executed an agreement to acquire certain technology. To date, 10,000 shares of common stock have been issued in lieu of cash compensation. The Company also granted the licensor a non-exclusive license to the Company’s technology to sell a product for non-therapeutic research use in exchange for a 5% royalty on sales.